Summary of Significant Accounting Policies: Advertising Costs (Policies)	20 Months Ended
Sep. 30, 2012
Policies
Advertising Costs

Advertising Costs

The Company’s policy regarding advertising is to expense advertising when incurred. The company did not incur any advertising expense for the year ended September 30, 2012, and from inception through September 30, 2011.